TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TRADE AND OTHER RECEIVABLES.
Trade receivables	$ 1,141	$ 1,166	$ 1,125
Less: provision for bad and doubtful debts	(59)	(62)	(69)	$ (54)
Trade receivables - net	1,082	1,104	1,056
Derivatives - forward foreign exchange, currency swaps and interest rate contracts	26	37	28
Other receivables	124	107	92
Current tax receivable	21
Prepayments	75	69	82
Total trade and other receivables, current	1,328	1,317	1,258
Other non-current assets	35	16	16
Total trade and other receivables	$ 1,363	$ 1,333	$ 1,274